State Street SPDR Nuveen ICE Municipal Bond ETF Average Annual Total Returns		12 Months Ended	32 Months Ended	51 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Managed Money 1-25 Years Index/Bloomberg Municipal Managed Money Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.12%)			0.68%	2.14%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	1.02%	(1.93%)	(0.33%)	1.35%
State Street SPDR Nuveen ICE Municipal Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		(0.16%)			0.12%	1.70%
State Street SPDR Nuveen ICE Municipal Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.17%)			0.11%	1.68%
State Street SPDR Nuveen ICE Municipal Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.10%			0.60%	1.82%

[1]	Returns shown are reflective of the Bloomberg Municipal Managed Money 1-25 Years Index for the period from January 2, 2019 to December 31, 2024 and the Bloomberg Municipal Managed Money Index for the period from January 1, 2015 to January 1, 2019.